Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (140,391)	$ (96,322)	$ (53,909)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,390	1,913	1,540
Non-cash share-based compensation expense	10,723	6,204	1,459
Deferred income tax	(171)	(158)	(48)
Loss on disposal of property and equipment	148	76
Changes in components of operating assets and liabilities:
Accounts receivable	98	(91)
Prepaids and other current assets	17,519	(11,885)	(4,300)
Other non-current assets	9	104	(160)
Accounts payable	(2,890)	1,540	4,135
Accrued expenses and other current liabilities	5,008	3,654	(1,087)
Net cash used in operating activities	(107,557)	(94,965)	(52,322)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(4,274)	(2,513)	(2,977)
Purchase of intangible assets		(1)	(45)
Proceeds from disposal of property and equipment		126
Net cash used in investing activities	(4,274)	(2,388)	(3,022)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred shares, net of issuance costs		80,853	114,589
Proceeds from exercise of ESPP	179
Proceeds from exercise of warrants for ordinary shares		9
Proceeds from issuance of ADSs in initial public offering, net of issuance costs		161,758
Payments of deferred financing costs	1,163
Net cash (used) in/provided by financing activities	(984)	242,620	114,589
Effect of exchange rate changes on cash, cash equivalents and restricted cash	302	11,738	(1,014)
Net (decrease) increase in cash, cash equivalents and restricted cash	(112,513)	157,005	58,231
Cash, cash equivalents and restricted cash
Beginning of period	231,576	74,571	16,340
End of period	119,063	231,576	74,571
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes		281
Property and equipment purchases included in accounts payable	21	379
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	117,662	229,974	73,702
Short-term restricted cash			4
Long-term restricted cash	1,401	1,602	865
End of period	$ 119,063	$ 231,576	$ 74,571